SHARE-BASED COMPENSATION PLAN - Measurement assumptions (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
General and administrative expenses from share-based transactions
Equity
Total Equity impact, Income statement effect	R$ (303)	R$ (2,421)
Total general and administrative expenses from share-based transactions	(31,692)	(79,674)
Equity
Equity
Total Equity impact, Balance sheet effect	15,758		R$ 15,455
PSO | General and administrative expenses from share-based transactions
Non-current liabilities
Provision for phantom stock plan, Income statement effect	(31,389)	(77,253)
PSO | Non-current liabilities
Non-current liabilities
Provision for phantom stock plan, Balance sheet effect	144,267		166,998
Common stock option plan | General and administrative expenses from share-based transactions
Equity
Stock options granted, Income statement effect	(2,668)	R$ (2,421)
Shares granted, Income statement effect	2,365
Common stock option plan | Equity
Equity
Stock options granted, Balance sheet effect	18,123		R$ 15,455
Shares granted, Balance sheet effect	R$ (2,365)